UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • September 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (a) (60.0%)
$300	Metropolitan Transportation Authority, NY, Transportation Ser 2002 G-1G	1.52%	10/05/18	11/01/26	$300,000
220	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 B	1.54	10/05/18	11/15/21	220,000
300	Nassau County, NY, Health Care Corp. Ser 2009	1.57	10/05/18	08/01/29	300,000
300	New York City Cultural Resources Trust, NY, The Pierpont Morgan Library Ser 2004	1.57	10/05/18	02/01/34	300,000
300	New York City Health & Hospitals Corporation, NY, Health System Ser 2008 E	1.55	10/05/18	02/15/26	300,000
300	New York City Housing Development Corporation, NY, Multi Family Queenswood Apartments Ser 2001 A	1.57	10/05/18	04/01/31	300,000
300	New York City Industrial Development Agency, NY, New York Stock Exchange Ser 2003 B	1.59	10/05/18	05/01/33	300,000
	New York State Dormitory Authority,
300	City University System Cons 5th Ser 2008 C	1.52	10/05/18	07/01/31	300,000
300	Columbia University Ser 2009 A	1.30	10/05/18	09/01/39	300,000
300	Mental Health Services Facilities Ser 2003 D-2E	1.56	10/05/18	02/15/31	300,000
300	Royal Charter Properties Ser 2006 A	1.57	10/05/18	11/15/36	300,000
300	St. John’s University Ser 2008 B-2	1.50	10/05/18	07/01/37	300,000
	New York State Housing Finance Agency,
200	10 Barclay Street 2004 Ser A	1.57	10/05/18	11/15/37	200,000
300	Avalon Bowery Place I Ser 2010 A	1.53	10/05/18	11/01/37	300,000
300	Navy Pier Court Housing Revenue Bonds, Ser 2014 A	1.56	10/05/18	05/01/48	300,000
300	New York State Urban Development Corporation, Service Contract Ser 2008-A-1	1.57	10/05/18	01/01/30	300,000
	Total Weekly Variable Rate Bonds (Cost $4,620,000)				4,620,000
	Daily Variable Rate Bonds (a) (26.9%)
300	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2012 Ser A-2	1.60	10/01/18	06/15/44	300,000
300	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2013 Ser A Subser A-6	1.63	10/01/18	08/01/39	300,000
300	New York City, NY, Fiscal 2012 Subser G-6	1.68	10/01/18	04/01/42	300,000
200	New York State Dormitory Authority, University of Rochester Ser 2003 B	1.67	10/01/18	07/01/33	200,000
350	New York State Housing Finance Agency, 505 West 37th Street 2009 Ser A	1.68	10/01/18	05/01/42	350,000
350	New York State Mortgage Agency, Homeowner Mortgage Ser 135 (AMT)	1.71	10/01/18	04/01/37	350,000
270	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	1.68	10/01/18	11/01/32	270,000
	Total Daily Variable Rate Bonds (Cost $2,070,000)				2,070,000
	Floating Rate Note (a) (6.5%)
500	New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B-1 (Cost $500,000)	1.58%	10/5/18	04/01/44	500,000
	Closed-End Investment Company (a) (3.9%)
300	Nuveen New York Performance Plus Municipal Fund, Inc., NY, VRDP Ser 1-890 (AMT) (c) (Cost $300,000)	1.67%	10/05/18	03/01/40	300,000

Total Investments (Cost $7,490,000) (d)(e)	97.3%	7,490,000
Other Assets in Excess of Liabilities	2.7	205,312
Net Assets	100.0%	$7,695,312

AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.
(a)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund engaged in any cross-trade transactions sales of $1,350,000, which resulted in no net realized gains.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley New York Municipal Money Market Trust

Summary of Investments • September 30, 2018 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/18	Percentage of Total Investments
Weekly Variable Rate Bonds	61.7%
Daily Variable Rate Bonds	27.6
Floating Rate Notes	6.7
Closed-End Investment Companies	4.0
100.0%

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments • September 30, 2018 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar nvestments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$4,620,000	$—	$4,620,000
Daily Variable Rate Bonds	—	2,070,000	—	2,070,000
Floating Rate Note	—	500,000	—	500,000
Closed-End Investment Company	—	300,000	—	300,000
Total Assets	$—	$7,490,000	$—	$7,490,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018